LEASES - Weighted-average remaining lease term and discount rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lease expenses	$ 8,297	$ 8,000	$ 8,149
Sublease rental income	$ 1,547	$ 1,405	$ 1,359
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Extension term	5 years
Weighted average remaining lease term	2 years 9 months 7 days
Weighted average discount rate	2.07%
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	7 years 6 months